Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Operating activities
(Loss) income before income tax	$ (132,363)		$ 137,026	[1]	$ (253,453)	[1]
Non-cash adjustment to reconcile (loss) income before income tax to net cash flows from operating activities:
Depreciation and amortization (including right-of-use-assets)	417,929		326,400		278,515
Allowance for credit losses	1,672		795		636
Finance income	(12,902)		(3,531)		(4,784)
Finance cost	191,809		138,890		118,796
Net foreign exchange (gain) loss differences	(8,669)		80,372		(26,693)
Derivative financial instruments	161		688		58,261
Amortized Cost (CEBUR)	566		412		323
Net gain on disposal of rotable spare parts, furniture and equipment and gain on sale of aircraft	(19,548)		(9,546)		(32,568)
Employee benefits	7,210		552		521
Aircraft and engine lease extension benefit and other benefits from service agreements	(517)		(519)		(614)
Management incentive and long-term incentive plans	709		(1,273)		2,288
Cash flows from operating activities before changes in working capital	446,057		670,266		141,228
Changes in operating assets and liabilities:
Related parties	6,570		3,392		803
Other accounts receivable	49,670		(15,787)		36,905
Recoverable and prepaid taxes	(33,293)		16,918		(1,024)
Inventories	(1,361)		(857)		1,068
Prepaid expenses	(21,489)		645		3,407
Other assets	(12,494)		3,435		2,639
Guarantee deposits	(13,445)		(52,048)		(65,017)
Suppliers	86,627		6,168		41,521
Accrued liabilities	17,201		45,053		(26,118)
Other taxes and fees payable	44,985		12,972		7,668
Unearned transportation revenue	42,487		20,023		101,030
Derivative Financial instruments			(1,854)		(59,190)
Other liabilities	40,429		76,687		35,890
Cash generated from operating activities	651,944		785,013		220,810
Interest received	12,902		3,531		4,784
Income taxes paid	(51,244)		(3,188)		(11,845)
Net cash flows provided by operating activities	613,602		785,356		213,749
Investing activities
Acquisitions of rotable spare parts, furniture and equipment	(347,147)		(186,121)		(157,133)
Acquisitions of intangible assets	(6,790)		(10,063)		(5,804)
Acquisitions of subsidiaries			(79)
Pre-delivery payments reimbursements	221,253		43,678		79,593
Proceeds from disposals of rotable spare parts, furniture and equipment	1,990		17,940		80,192
Net cash flows used in investing activities	(130,694)		(134,645)		(3,152)
Financing activities
Net proceeds from public offering					164,399
Proceeds from exercised stock options			2,859
Treasury shares purchase	(5,239)		(4,366)		(4,511)
Interest paid	(17,637)		(12,477)		(13,614)
Payments of principal portion of lease liabilities	(449,004)		(458,968)		(284,363)
Payments of financial debt	(196,565)		(76,936)		(99,596)
Proceeds from financial debt	155,357		114,704		108,117
Net cash flows used in financing activities	(513,088)		(435,184)		(129,568)
(Decrease) increase in cash, cash equivalents and restricted cash	(30,180)		215,527		81,029
Net foreign exchange differences on cash balance	911		19,127		1,990
Cash, cash equivalents and restricted cash at beginning of year	741,122	[2]	506,468
Cash, cash equivalents and restricted cash at end of year	$ 711,853		$ 741,122	[2]	$ 506,468

[1]	The comparative Consolidated financial statements have been re-presented from Mexican peso to U.S. dollar to reflect the Company’s change in presentation currency.
[2]	The comparative Consolidated financial statements have been re-presented from Mexican peso to U.S. dollar to reflect the Company’s change in presentation currency.